RETIREMENT AND POSTRETIREMENT BENEFITS (Details 4) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Level 3
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	126	85	68
Pension
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	1,799	1,500	1,355
Pension | Cash and cash equivalents | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	42	44
Pension | Cash and cash equivalents | Total
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	42	44
Pension | Canadian government bonds | Canadian | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	99	87
Pension | Canadian government bonds | Canadian | Total
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	99	87
Pension | Corporate bonds and debentures | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	3
Pension | Corporate bonds and debentures | Level 2
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	4	4
Pension | Corporate bonds and debentures | Total
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	7	4
Pension | Canadian corporate bond index fund | Canadian | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	216	196
Pension | Canadian corporate bond index fund | Canadian | Total
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	216	196
Pension | Canadian government bond index fund | Canadian | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	167	152
Pension | Canadian government bond index fund | Canadian | Total
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	167	152
Pension | United States debt index fund | United States | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	69	45
Pension | United States debt index fund | United States | Level 2
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value		2
Pension | United States debt index fund | United States | Total
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	69	47
Pension | Equity securities | Canadian | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	128	190
Pension | Equity securities | Canadian | Total
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	128	190
Pension | Equity securities | United States | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	32	24
Pension | Equity securities | United States | Total
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	32	24
Pension | Equity securities | Global | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	11	9
Pension | Equity securities | Global | Total
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	11	9
Pension | Equity funds | Canadian | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	216	64
Pension | Equity funds | Canadian | Level 2
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value		39
Pension | Equity funds | Canadian | Total
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	216	103
Pension | Equity funds | United States | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	152	60
Pension | Equity funds | United States | Level 2
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	33	26
Pension | Equity funds | United States | Total
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	185	86
Pension | Equity funds | Global | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	310	255
Pension | Equity funds | Global | Level 2
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	111	159
Pension | Equity funds | Global | Total
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	421	414
Pension | Infrastructure | Level 3
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	50	61
Pension | Infrastructure | Total
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	50	61
Pension | Real estate funds | Level 3
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	76	24
Pension | Real estate funds | Total
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	76	24
Pension | Forward currency contracts | Level 2
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	(6)	(2)
Pension | Forward currency contracts | Total
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	(6)	(2)
Pension | Global equity funds | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	24
Pension | Global equity funds | Total
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	24
OPEB
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	81	62	54
OPEB | Cash and cash equivalents | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	2	4
OPEB | Cash and cash equivalents | Total
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	2	4
OPEB | United States government and government agency bonds | United States | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	31	22
OPEB | United States government and government agency bonds | United States | Total
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	31	22
OPEB | Equity funds | United States | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	24	17
OPEB | Equity funds | United States | Level 2
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value		19
OPEB | Equity funds | United States | Total
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	24	36